EV  Traditional
High Yield
Municipals
Fund

[LOGO]

Annual
Shareholder Report
January 31, 1996



To Shareholders:

EV Traditional High Yield Municipals Fund paid to its shareholders monthly income dividends totaling $0.340 per share during the period since the Fund's inception on August 7, 1995 until January 31, 1996. Based on the most recent dividend paid and the Fund's net asset value per share of $10.70 on January 31, 1996, the Fund's annualized distribution rate at net asset value was 6.68%. To equal this rate in a taxable investment, a couple in the 36% Federal tax bracket would have to receive 10.42%+.

The municipal bond market rallied strongly throughout 1995, gaining back most of the losses of the previous year. Twice during the year, the Federal Reserve lowered short-term interest rates, further buoying the market. Realistically, it may be difficult for the market to match last year's gains. Still, there are many reasons to be optimistic about the municipal bond market in 1996 and to believe that an investment in municipal bonds represents good value and should be a part of a wise investor's fixed-income portfolio.

The U.S. economy continues in its favorable pattern of slow growth and low inflation, an especially good sign for the municipal bond market. Another plus is that if the Fed makes further moves in 1996, it is more likely to lower rates than raise them.

During 1995 the municipal market underperformed the taxable market because of concern about the possible passage of major tax reform legislation. We at Eaton Vance continue to believe there is little chance that significant reform, in the form of a flat tax, consumption tax or value-added tax, will be enacted during the year. Flat tax and other reforms will be debated, but they are so controversial and sweeping that we believe the process needed to secure agreement and subsequent passage of a plan is years away.

Portfolio Overview

[GRAPHIC OF THE CONTINENTAL UNITED STATES OMMITTED]

Based on market value as of Jan. 31, 1996
Number of issues                                45
Average quality                                BBB-
Investment grade                              36.9%
Effective
maturity (years)                              15.5
Largest sectors:
           Hospitals                          22.3%
           Industrial development revenue     18.5
           Cogeneration                       14.9
           Nursing homes                      11.8
           Transportation                      7.7

There is no doubt that the Presidential campaigns will focus attention on proposals to balance the budget and to reduce the nation's structural deficit by cutting expenses. Any positive results are likely to provide additional momentum to the bond market.

As always, achieving investment rewards depends on an investor's willingness to adopt a long-term investment horizon. That's why we at Eaton Vance believe patience is a key to successful investing. Naturally, there is no guarantee that the patterns of past periods will be repeated. However, with increasing numbers of taxpayers seeking tax relief and fewer municipal bonds available, the value of outstanding bonds may well increase.

[PHOTOGRAPH OF THOMAS J. FETTER OMMITTED]

Sincerely,
/S/ Thomas J. Fetter
Thomas J. Fetter
President
March 19, 1996
+ The Fund's income could be subject to state, local and/or Federal alternative minimum tax.



Management Report

An interview with Thomas M. Metzold, manager of the High Yield
Municipals Portfolio.

Q. Tom, could you describe the investment climate during the period since the Fund was created until January 31, 1996?

A. This was a very positive period for municipal bond investing, although the gains in the municipal bond market have in large part been overshadowed by those in the stock market. The economy continued to demonstrate slow growth with low inflation. The Federal Reserve helped the economic and financial climates with two decreases in the Federal Funds rate.

In this favorable economic environment, some companies have demonstrated strong profitability and cash flow. Investments made in those companies, of course, are likely to be worth more now than previously.

Q. What kinds of businesses have benefited from these economic conditions?

A. Two types that come to mind immediately are airlines and paper manufacturers. The Portfolio is investing in these companies by, for example, purchasing bonds issued by a governmental agency that was the financing authority for a paper company's expansion or its pollution control project. Or we might buy bonds issued by a government agency that were issued to finance an airport facility expansion for an airline.

These bonds are issued by a governmental agency because there is some public purpose for the project -- improving transportation facilities, increasing employment or reducing pollution, to cite just a few possibilities.

Companies in these industries have demonstrated solid profitability in recent months. And in both cases, the Portfolio benefits from a rise in the company's fortunes. Profits increase, which causes the relative value of the company itself to rise. At the same time, the relative value of the company's debt itself has risen because the company has demonstrated an enhanced ability to pay its debts.

[PHOTO OF THOMAS M. METZOLD OMMITTED]

Q. But what happens if the economy slows? Couldn't some of those companies experience economic difficulties?

A. Yes. A significant economic slowdown could have a negative effect on the industrial sector, and the value of such bonds might suffer. That's why the proportion of the Portfolio devoted to these bonds is smaller than the proportion that we've invested in what I call "recession-resistant" sectors.

Q. What are those?

A. A recession-resistant sector is one that is not affected to a great degree if there is an economic downturn. Two good examples are health care and facilities for the elderly. If you break your leg, you're going to need medical attention regardless of the state of the economy. And that's why health care is affected less by a recession than are some other sectors.

The group comprising people age 75 and up is the fastest-growing population in the United States, and we think it's wise for the Portfolio to take advantage of that growth by investing in facilities designed to meet the needs of the elderly. Because these elderly people will need some level of these services, regardless of the state of the economy, we believe this sector also is recession-resistant.

"A recession-resistant sector is one that is not affected to a great degree if there is an economic downturn ."

When we invest in one of these facilities, we're really making an investment in a four-pronged approach to providing services for elderly people. There is first a housing component, along with a medical care component.Third, there often is a form of insurance involved, because many of these facilities agree to provide health care for the rest of the patient's life. Fourth, there's a service component, because many of these facilities provide meals as well as other amenities and services. In short, we're always looking for investments that are performing well or will perform well because of economic or demographic trends.

Q. Are there other examples in which you've capitalized on one of these trends?

A. Yes. Some of our bonds represent investments in resource recovery or cogeneration facilities that are economically feasible and socially responsible. For instance, we might invest in a solid waste mass-burn facility that saves landfill space, increases recycling and generates electricity.

Q. Can you talk about a specific example of one of these projects?

A. One in which we've invested is the Northampton Generating Company Project in Northampton, PA, just north of Allentown. It burns waste anthracite coal, a byproduct of coal mining that has accumulated in huge piles over the last 100 years all over Eastern Pennsylvania. Using state-of-the-art anti-pollution equipment, the project burns the coal to produce electricity that's sold to the local utility, as well as steam that will be sold to a paper recycling mill now under construction.

[PHOTO OF NORTHAMPTON GENERATING COMPANY, NORTHAMPTON, PA WITH CAPTION
BELOW:]
Northampton Generating Company, Northampton, PA



This is a privately-developed project, financed with tax-exempt bonds, that generates cheap electricity and reduces the stockpile of waste coal, reclaiming acres of land in the process. The consumers and the environment win.

Q. How would you describe the process you use to select bonds?

A. We begin with a fundamental analysis of the project being considered as an investment. We want to know that the project is demand-driven. That is, there must be a demonstration of a basic need for the project.

Our Research Department then conducts site visits to add a further level of scrutiny. We assess all the project participants, including the companies that will manage the projects once they are completed. We also apply strong security provisions and subject each potential investment to legal review. We also hire independent consultants to monitor construction and to assess technology used in the projects. Finally, any investments must be approved by our credit committee before we proceed.

It's important to stress that this is a process that continues throughout the time we hold a bond. We maintain surveillance over the operations and financial status of the company or entity that is paying the debt. This process is designed to alert us in advance to any possible downgrade or deterioration in credit quality.

Q. How do you view the economic outlook for municipal bonds?

A. I believe people who are considering an investment in municipal bonds have a tremendous opportunity, because a great deal of apathy has built up among potential investors. This has happened for two reasons. First, as I said earlier, investments in the municipal bond market have been overshadowed by the returns achieved by stock investments.

Second, people are afraid of what might happen to municipal bond yields if a flat tax proposal is approved. As Fund President Tom Fetter pointed out in his letter earlier in this report, the chances of a flat tax being approved are slim, and even if it should occur, it will not go into effect for a number of years.

All these factors create a window of opportunity for the investor. If you believe that tax reform will not occur, and/or that municipal bonds will retain their status as the only tax-exempt security, then munis represent an excellent value because tax reform is, in effect, already partially priced into the market. Therefore, we believe munis are undervalued and their potential for total return is extremely positive.


[GRAPHIC OMMITTED: PERFORMANCE CHART. THE FOLLOWING INFORMATION DESCRIBES THE CONTENTS OF THE PERFORMANCE CHART.]

Comparison of Change in Value of a $10,000 Investment in EV Traditional High Yield Municipal Fund and the Lehman Brothers Municipal Bond Index from August 31, 1995 through January 31, 1996

[GRAPHIC OMMITTED: BOX APPEARS ON WORM CHART]

CUMULATIVE TOTAL RETURN         Life of Fund*
With max. sales charge                   6.4%
Without max. sales charge               10.5%

Label     Date    Trad. HY NAV     Trad. High Yield    Lehman Bond 8/96
    1     8/95+        $10,000               $9,622             $10,000
    2     9/95         $10,229               $9,842             $10,063
    3    10/95         $10,420              $10,026             $10,209
    4    11/95         $10,680              $10,277             $10,379
    5    12/95         $10,824              $10,414             $10,479
    6     1/96         $10,854              $10,444             $10,558

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Towers Data Systems, Bethesda, MD.
* Investment operations commenced on 8/7/95.
+ Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


Fund Performance

In accordance with guidelines issued by the Securities and Exchange Commission, the performance chart above compares your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the unmanaged Lehman Brothers Municipal Bond Index.

Federal income tax
information on distributions...

For Federal income tax purposes, 99.41% of the total dividends paid by the Fund from net investment income during the period from the Fund's inception August 7, 1995 until January 31, 1996 is designated as an exempt-interest dividend. Tax legislation eliminated the exemption to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993 at market discounts may generate a small amount of ordinary taxable income.

Total Return Figures

The solid colored line on the chart represents the Fund's performance at net asset value. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gains distributions.

The black line represents the Fund's performance adjusted for the maximum initial 3.75% sales charge. It reflects Fund expenses and Portfolio transaction costs and assumes the reinvestment of all dividends and capital gain distributions.

The dashed line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.



EV Traditional High Yield Municipals Fund
Financial Statements
Statement of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------------
 January 31, 1996
----------------------------------------------------------------------------------------------------------------------------
Assets:
           Investment in High Yield Municipals Portfolio (Portfolio), at value (Note 1A)                         $29,890,310
               (identified cost, $29,086,535)
           Receivable for Fund shares sold                                                                           706,522
           Receivable from Administrator (Note 4)                                                                     26,174
           Deferred organization expenses (Note 1D)                                                                   46,005
                                                                                                                 -----------
 Total assets                                                                                                    $30,669,011
Liabilities:
           Dividends payable                                                                         $113,042
           Payable to affiliate -
                      Trustees' fees                                                                       13
           Accrued organization expense                                                                 8,225
           Accrued expenses                                                                            13,117
                                                                                                     --------
                      Total liabilities                                                                              134,397
                                                                                                                 -----------
 Net Assets for 2,854,506 shares of beneficial interest outstanding                                              $30,534,614
                                                                                                                 ===========


 Sources of Net Assets:
           Proceeds from sales of shares (including shares issued to shareholders electing
                      to receive payment of distributions in shares), less cost of shares redeemed               $29,726,653
           Accumulated net realized gain on investment transactions
                      (computed on the basis of identified cost)                                                       4,443
           Unrealized appreciation of investments (computed on the basis of identified cost)                         803,775
           Accumulated distributions in excess of net investment income                                                 (257)
                                                                                                                 -----------
                      Total                                                                                      $30,534,614
                                                                                                                 ===========


 Net Asset Value and Redemption Price Per Share
           ($30,534,614 (divided by) 2,854,506 shares of beneficial interest)                                         $10.70
                                                                                                                      ======


 Computation of Offering Price:
           Offering price per share (100(divided by)96.25) of $10.70                                                  $11.12
                                                                                                                      ======

           On sales of $100,000 or more the offering price is reduced.

See notes to financial statements




Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996
-------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B):
     Interest income allocated from Portfolio                                                                    $542,012
     Expenses allocated from Portfolio                                                                             (4,721)
                                                                                                               ----------
          Total investment income                                                                                $537,291
     Expenses:
          Compensation of  Trustees not members of the
               Administrator's organization (Note 4)                                                    $51
          Custodian fee (Note 4)                                                                        526
          Transfer and dividend disbursing agent fees                                                 5,638
          Printing and postage                                                                        1,751
          Legal and accounting services                                                                 209
          Registration fees                                                                          14,645
          Amortization of organization expenses (Note 1D)                                             4,695
          Miscellaneous                                                                               1,375
                                                                                                    -------
               Total expenses                                                                       $28,890
          Deduct -
               Allocation of expenses to the Administrator (Note 4)                                  26,174
                                                                                                    -------
               Net expenses                                                                                         2,716
                                                                                                               ----------
                    Net investment income                                                                        $534,575



Realized and Unrealized Gain from Portfolio:
     Net realized gain on investments (identified cost basis)                                        $4,443
     Unrealized appreciation of investments                                                         803,775
                                                                                                    -------
          Net realized and unrealized gain on investments                                                         808,218
                                                                                                               ----------
               Net increase in net assets resulting from operations                                            $1,342,793
                                                                                                               ==========
See notes to financial statements




Financial Statements (Continued)

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From operations -
     Net investment income                                                             $534,575
     Net realized gain on investments                                                     4,443
     Unrealized appreciation of investments                                             803,775
                                                                                    -----------
          Net increase in net assets resulting from operations                       $1,342,793
                                                                                    -----------

Distributions to shareholders-
     From net investment income                                                       ($534,575)
     In excess of net investment income                                                    (257)
                                                                                    -----------
          Total distributions to shareholders                                         ($534,832)
                                                                                    -----------
 Transactions in shares of capital stock (Note 3) -
     Proceeds from sale of shares                                                   $30,289,128
     Net asset value of shares issued to shareholders                                   173,528
          in payment of distributions declared
     Cost of shares redeemed                                                           (736,003)
                                                                                    -----------
           Net increase in net assets from Fund share transactions                  $29,726,653
                                                                                    -----------
               Net increase in net assets                                           $30,534,614

Net Assets:
     At beginning of period                                                                  --
                                                                                    -----------
At end of period (including accumulated distributions in                            $30,534,614
     excess of net investment income of $257)                                       ===========

See notes to financial statements




Financial Highlights
------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996
------------------------------------------------------------------------------
Net asset value - Beginning of period                                  $10.000
                                                                       -------
Income from operations:
     Net investment income                                              $0.340
     Net realized and unrealized gain on investments                     0.700
                                                                       -------
          Total income from operations                                  $1.040
                                                                       -------
Less distributions:
     From net investment income                                        ($0.340)

Net asset value - End of period                                        $10.700
                                                                       =======

Total Return (2)                                                         10.50%

Ratios/Supplemental Data*
     Net assets, end of period (000's omitted)                         $30,535
     Ratio of net expenses to average net assets (1)                      0.09%+
     Ratio of net investment income to average net assets                 6.60%+

* The expenses related to the operation of the Fund and Portfolio reflect an assumption of expenses by the Administrator or Investment Adviser.  Had such actions not been taken, net investment income per share and the ratios would have been as follows


          Net investment income per share                               $0.291
                                                                        ======
          Ratios/Supplemental Data:
               Expenses (1)                                               1.04%+
               Net investment income                                      5.65%+

 +   Computed on an annualized basis.
(1)  Includes the Fund's share of High Yield Municpals Portfolio's allocated expenses.
(2)  Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-
     annualized basis.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies
EV Traditional High Yield Municipals Fund (the Fund) is a non-diversified series of Eaton Vance Municipal Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Fund invests all of its investable assets in interests in the High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.5% at January 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from the net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, are being amortized on the straight-line basis over five years.

E. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other -- Investment transactions are accounted for on a trade date basis.



(2) Distributions to Shareholders
The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Share of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, August 7, 1995, to January 31, 1996, were as follows:

Sales                                                    2,907,342
Issued to shareholders electing to receive
  payments of distributions in Fund shares                  16,353
Redemptions                                               (69,189)
                                                         ---------
Net increase                                             2,854,506

                                                         =========
(4) Transactions with Affiliates
Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund $26,174 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc.
(EVD), a subsidiary of EVM and the Fund's principal underwriter did not receive any portion of the sales charge on sales of Fund shares for the period ended January 31, 1996. EVD also receives a contingent deferred sales charge (CDSC) on shareholder redemptions made within one year of purchase, where initial investment in the Fund was $1 million or more. EVD received no CDSC during the period. Investors Bank & Trust Company
(IBT) serves as custodian to the Fund and the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. No significant credit balances were used to reduce the Fund's custody fees. Certain of the officers and Trustees of the Fund and the Portfolio are officers and/or directors/trustees of the above organizations (Note 5).



(5) Service Plan
The Fund has adopted a Service Plan designed to meet the service fee requirements of the sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Fund expects to begin accruing for its service fee payments during the quarter ending September 30, 1996. Certain of the officers and Trustees of the Fund are officers and directors of EVD.

(6) Investment Transactions
Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, August 7, 1995, to January 31, 1996 aggregated $29,594,449 to $1,049,648, respectively.

Independent Auditors' Report

To the Trustees and Investors of
Eaton Vance Municipal Trust II:

We have audited the accompanying statement of assets and liabilities of EV Traditional High Yield Municipals Fund (one of the series of Eaton Vance Municipals Trust II) as of January 31, 1996, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the EV Traditional High Yield Municipals Fund series of Eaton Vance Municipals Trust II at January 31, 1996, and the results of its operations, the changes in its net assets, and its financial highlights for the period from the start of business, August 7, 1995, to January 31, 1996, in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 1, 1996



High Yield Municipals Portfolio
Portfolio of Investments
January 31, 1996
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Investments -- 100%
-----------------------------------------------------------------------------------------------------------------
    Principal
       Amount
         (000
     Omitted)   Security                                                                               Value
-----------------------------------------------------------------------------------------------------------------
                Transportation- 7.7%
       $1,500   Denver, Colorado, Special Facilities Airport Revenue Bonds, United Airlines
                Project (AMT), 6.875%, 10/1/32                                                         $1,551,645
        1,500   Kenton County, Kentucky, Special Facilities Revenue Bonds, Delta Airlines, Inc.
                Project  (AMT), 6.125%, 2/1/22                                                          1,477,935
        1,000   Missouri Bridge System, Lake of the Ozarks Bridge Corp., 6.4%, 12/1/25 (2)                991,990
        1,500   Tulsa, Oklahoma, Municipal Airport, American Airlines, 6.25%, 6/1/20                    1,514,520
                                                                                                      -----------
                                                                                                       $5,536,090
                                                                                                      -----------
                Assisted Living- 7.0%
       $2,500   Arizona Health Facilities Authority, Care Institute-Mesa Project, 7.625%, 1/1/26       $2,360,075
        1,000   Chester County, Pennsylvania, Industrial Development Authority, Senior
                LifeChoice of Kimberton (AMT), 8.5%, 9/1/25                                             1,019,220
        1,600   Delaware County, Pennsylvania, Industrial Development Authority, Senior
                Quarters at Glen Riddle Project (AMT), 8.625%, 9/1/25                                   1,646,224
                                                                                                      -----------
                                                                                                       $5,025,519
                                                                                                      -----------
                Cogeneration Facilities- 14.9%
       $2,500   Maryland Energy Cogeneration, AES Warrior Run Project (AMT), 7.4%, 9/1/19              $2,637,100
        2,000   Palm Beach County, Florida, Osceola Power Project (AMT), 6.95%, 1/1/22                  2,077,280
        4,950   Pennsylvania Economic Development Financing Authority, Northhampton
                Generating Project (AMT), 6.6%, 1/1/19                                                  4,953,218
        1,000   Pennsylvania Economic Development Finance Authority, Northhampton
                Generating Project-Subordinated (AMT), 6.875%, 1/1/11                                     995,770
                                                                                                      -----------
                                                                                                      $10,663,368
                                                                                                      -----------
                Escrowed- 4.4%
       $1,400   Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/20               $303,520
        2,995   Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/22                573,003
       10,000   Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%, 10/1/22            1,808,200
        3,295   Illinois Development Finance Authority, Regency Park Project, 0%, 7/15/25                 515,206
                                                                                                      -----------
                                                                                                       $3,199,929
                                                                                                      -----------
                Hospitals- 22.3%
       $1,750   LaFourche Parish, Louisiana, Hospital Service District #3, 6%, 10/1/23                 $1,688,120
        3,000   Lufkin, Texas, Memorial Health System, 6.875%, 2/15/26                                  2,967,960
        1,000   Michigan Housing Finance Authority, Presbyterian Village, 6.5%, 1/1/25                    989,630
          275   Missouri Health and Education, Jefferson Memorial Hospital, 6%, 8/15/23                   254,504
        1,000   Montgomery County, Pennsylvania, United Hospitals, 8.375%, 11/1/11                      1,066,080
        1,000   Montgomery County, Pennsylvania, United Hospitals, 7.5%, 11/1/15                        1,019,370
        2,500   Philadelphia, Pennsylvania, Temple Hospital-93A, 6.625%, 11/15/23                       2,623,450
        2,350   Prince George's, Maryland, Greater Southeast Health, 6.375%, 1/1/23                     2,235,555
        1,500   Scranton-Lackawanna, Pennsylvania, Moses Taylor Hospital, 8.5%, 7/1/20                  1,638,255
        1,500   Vermont Health & Education, Northwest Medical Center Project, 6.25%, 9/1/18             1,478,490
                                                                                                      -----------
                                                                                                      $15,961,414
                                                                                                      -----------
                Industrial Development Revenue Bonds - 18.5%
       $2,500   East Chicago, Indiana, PCR, Inland Steel, 6.8%, 6/1/13                                 $2,588,325
        2,500   Kansas City, Missouri, IDA, AFCO Cargo MCI (AMT), 8.5%, 1/1/17                          2,532,225
        1,000   Michigan Strategic, PCR, Roseville K-Mart Co., 6.25%,10/1/06                              858,190
        1,000   Michigan Strategic, PCR, S.D. Warren Series 87C (AMT), 7.375%, 1/15/22                  1,048,950
        1,000   Mobile, Alabama, IDA, Mobile Energy Project, 6.95%, 1/1/20                              1,064,440
        1,135   New Albany, Indiana, IDA, K-Mart Co., 7.4%, 6/1/06                                      1,049,773
          500   New Jersey EDA, 777 Pattison Ave., Inc. (AMT), 8.95%, 12/15/18                            530,405
        2,000   Oregon State EDA, Georgia Pacific Corp. (AMT), 6.35%, 8/1/25                            2,010,240
          500   Philadelphia, Pennsylvania, IDA, Refrigerated Enterprises (AMT), 9.05%, 12/1/19           533,745
        1,000   Polk County, Florida, IDA, IMC Fertilizer (AMT), 7.525%, 1/1/15                         1,060,880
                                                                                                      -----------
                                                                                                      $13,277,173
                                                                                                      -----------
                Insured General Obligation - 0.8%
         $600   California State, General Obligation (FGIC), 4.75%, 9/1/23                               $548,772
                                                                                                      -----------
                Lease/Certificate of Participation - 2.7%
       $9,190   Los Angeles, California, COPs, Disney Parking Project, 0%, 9/1/19                      $1,916,023
                                                                                                      -----------
                Multi-Purpose Utilities- 2.9%
       $2,000   Southern California Public Power Authority, Residual Interest Bonds,
                Variable Rate, 7/1/12   (1)                                                            $2,110,000
                                                                                                      -----------
                Nursing Homes- 11.8%
       $1,250   Greene County, Ohio, Fairview Extended Care-91, 10.125%, 1/1/11                        $1,420,525
        1,850   Massachusetts Health & Education Finance Authority, Fairview Extended Care,
                10.125%,1/1/11                                                                          2,109,315
        2,500   Massachusetts Industrial Finance Authority, AGE Institute of Massachusetts,
                8.05%, 11/1/25                                                                          2,523,825
        1,000   Mississippi Business Finance Corp.,Magnolia Health Care 95A, 7.99%, 7/1/25                989,820
        1,250   Wilkins Area, Pennsylvania, Industrial Development Authority, Fairview Extended
                Care, 10.25%, 1/1/21                                                                    1,435,900
                                                                                                      -----------
                                                                                                       $8,479,385
                                                                                                      -----------
                Solid Waste- 7.0%
      $10,090   Mercer County, New Jersey, Solid Waste Improvement Bonds (AMT), 0%, 4/1/15             $2,536,222
        2,500   Robbins, Cook County, Illinois, Resource Recovery 94B, 9.25%, 10/15/14                  2,453,700
                                                                                                      -----------
                                                                                                       $4,989,922
                                                                                                      -----------
                Total Tax-Exempt Investments (identified cost $70,055,986)                            $71,707,595
                                                                                                      ===========
(1)  The above designated security has been issued as an inverse floater bond.
(2)  When-issued security.

See notes to financial statements




High Yield Municipals Portfolio
Financial Statements
Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------
 January 31, 1996
-------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 1A)                                                  $71,707,595
        (identified cost, $70,055,986)
     Cash                                                                                 471,713
     Interest receivable                                                                  863,416
     Receivable from Investment Adviser (Note 2)                                           10,465
     Deferred organization expenses (Note 1D)                                              20,008
                                                                                      -----------
          Total assets                                                                $73,073,197
Liabilities:
     Payable for when-issued security (Note 1G)                           $980,340
     Payable to affiliate --
          Trustees' fees                                                        13
     Accrued expenses                                                       15,377
                                                                          --------
          Total liabilities                                                               995,730
                                                                                      -----------
Net Assets applicable to investors' interest in Portfolio                             $72,077,467
                                                                                      ===========

Sources of Net Assets:
     Net proceeds from capital contributions and withdrawals                          $70,425,858
     Unrealized appreciation of investments (computed on                                1,651,609
          the basis of identified cost)                                               -----------

          Total                                                                       $72,077,467
                                                                                      ===========
See notes to financial statements




Statement of Operations
--------------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996
--------------------------------------------------------------------------------------
Investment Income (Note 1B):
     Interest Income                                                        $1,196,627
     Expenses --
          Investment adviser fee (Note 2)                         $100,763
          Compensation of Trustees not members of the
               Investment Adviser's organization (Note 2)               51
          Custodian fee (Note 2)                                       623
          Interest expense (Note 5)                                 15,725
          Legal and accounting services                              1,460
          Amortization of organization expenses (Note 1D)            2,042
          Miscellaneous                                                907
                                                                 ---------
               Total expenses                                     $121,571

     Deduct -
          Reduction of investment adviser fee (Note 2)            $100,763
          Allocation of expenses to adviser (Note 2)                10,465
                                                                 ---------
               Total                                              $111,228
                                                                 ---------
                    Net expenses                                                10,343
                                                                            ----------
                         Net investment income                              $1,186,284

Realized and Unrealized Gain on Investments:
     Net realized gain on investments (identified cost basis)       $9,767
     Unrealized appreciation of investments                      1,651,609
                                                                 ---------
        Net realized and unrealized gain on investments                      1,661,376
                                                                            ----------
        Net increase in net assets resulting from operations                $2,847,660
                                                                            ==========
See notes to financial statements




Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------
For the period from the start of business, August 7, 1995 to January 31, 1996
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
     From operations --
          Net investment income                                                        $1,186,284
          Net realized gain on investments                                                  9,767
          Unrealized appreciation of investments                                        1,651,609
												-----------
               Net increase in net assets resulting from operations                    $2,847,660
												-----------
     Capital transactions --
          Contributions                                                               $71,481,492
          Withdrawals                                                                  (2,351,685)
												-----------
               Increase in net assets resulting from capital transactions             $69,129,807
												-----------
                    Total increase in net                                             $71,977,467
Net Assets:
     At beginning of period                                                               100,000
												-----------
     At end of period                                                                 $72,077,467
                                                    					===========


Supplementary Data
-----------------------------------------------------------------------------------
For the period from the start of business,  August 7, 1995 to January 31, 1996
-----------------------------------------------------------------------------------
Ratios (as a percentage of net assets)*:
     Expenses                                                                  0.06%+
     Net investment income                                                     6.95%+
Portfolio Turnover                                                               32%

 * The operating expenses of the Portfolio reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (as a percentage of net assets):
     Expenses                                                                  0.71%+
     Net investment income                                                     6.30%+

+ Annualized.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies
High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other -- Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sale of securities). For the period from the start of business, August 7, 1995, to January 31, 1996, the fee was equivalent to 0.59% (annualized) of the Portfolio's average net assets for such period and amounted to $100,763. To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $100,763 and $10,465 of expenses related to the operation of the Portfolio were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. No significant credit balances were used to reduce the fund's custody fees. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred
Compensation Plan. For the period ended January 31, 1996, no significant amounts have been deferred.

(3) Investments
Purchases and sales of investments, other than U.S. Government securities and short term obligations, aggregated $82,921,735 and $12,950,298, respectively.

(4) Federal Income Tax Basis of Investments
The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                                        $70,055,986
                                                      ===========
Gross unrealized appreciation                         $ 1,979,931
Gross unrealized depreciation                             328,322
                                                      -----------
     Net unrealized appreciation                      $ 1,651,609
                                                      ===========
(5) Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. For the period ended January 31, 1996, the average daily loan balance was $1,395,000 and the average daily interest rate was 7.165%. The maximum borrowings during the period ended January 31, 1996 was $4,493,000.

(6) Financial Instruments
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.
The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at January 31, 1996.



Independent Auditors' Report

To the Trustees and Investors of
High Yield Municipals Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 1996, and the related statements of operations, changes in net assets and the supplementary data for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at January 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio at January 31, 1996, and the results of its operations, the changes in its net assets, and its supplementary data for the period from the start of business, August 7, 1995, to January 31, 1996 in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP


Boston, Massachusetts
March 1, 1996



Investment Management

EV Traditional
High Yield
Municipals Fund
24 Federal Street
Boston, MA 02110

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


High Yield
Municipals
Portfolio
24 Federal Street
Boston, MA 02110

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Thomas M. Metzold
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard
University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Director, Fiduciary
Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Investment Adviser of
High Yield Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Traditional High Yield
Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Traditional
High Yield Municipals Fund
24 Federal Street
Boston, MA 02110        T-HYSRC-3/96